Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Fair Value of Financial Instruments [Abstract]
Assets measured at fair value on recurring basis

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2013 and 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2013:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$5,225	$—	$5,225	$—
Federal National Mortgage Association	5,170	—	5,170	—
Debt securities:
Government-sponsored enterprises	5,004	—	5,004	—

Total securities available for sale	$15,399	$—	$15,399	$—

March 31, 2012:
Securities available for sale:
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation	$7,719	$—	$7,719	$—
Federal National Mortgage Association	17,405	—	17,405	—
Debt securities:
Government-sponsored enterprises	45,071	—	45,071	—

Total securities available for sale	$70,195	$—	$70,195	$—

Assets measured at fair value on non-recurring basis

For assets measured at fair value on a non-recurring basis, the fair value measurements by level within the fair value hierarchy used at March 31, 2012 are as follows:

Description	Carrying Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
March 31, 2012
Real estate owned	$139	$—	$—	$139
Impaired loans	313	—	—	313

Carrying amounts and fair values of financial instruments

The carrying amounts and fair values of financial instruments are as follows:

March 31, 2013	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$25,896	$25,896	$25,896	$—	$—
Securities available for sale	15,399	15,399	—	15,399	—
Securities held to maturity	462,728	479,339	—	479,339	—
Net loans receivable	456,812	485,249	—	—	485,249
Federal Home Loan Bank of New York stock	3,897	3,897	—	3,897	—
Interest receivable	3,177	3,177	—	3,177	—
Financial liabilities:
Deposits	763,692	770,479	—	770,479	—
FHLB advances	52,500	59,786	—	59,786	—
Interest payable	175	175	—	175	—

March 31, 2012	Carrying Value	Estimated Fair Value	(Level 1) Quoted Prices in Active Markets for Identical Assets	(Level 2) Significant Other Observable Inputs	(Level 3) Significant Unobservable Inputs
	(In Thousands)
Financial assets:
Cash and cash equivalents	$40,257	$40,257	$40,257	$—	$—
Securities available for sale	70,195	70,195	—	70,195	—
Securities held to maturity	504,014	521,449	—	521,449	—
Net loans receivable	436,833	462,509	—	—	462,509
Federal Home Loan Bank of New York stock	5,127	5,127	—	5,127	—
Interest receivable	3,927	3,927	—	3,927	—
Financial liabilities:
Deposits	826,275	835,021	—	835,021	—
FHLB advances	78,679	88,318	—	88,318	—
Interest payable	290	290	—	290	—